The Lincoln National Life Insurance Company

                   Lincoln National Variable Annuity Account H
                     American Legacy Shareholder's Advantage

                 Supplement to the Prospectus dated May 1, 2005, As supplemented May 5, 2005, August 18, 2005, September 16, 2005,
             October 17, 2005, October 20, 2005 and October 27, 2005


This Supplement is applicable to contractowners of The American Legacy and American Legacy II Variable Annuity Contracts (together, "Legacy") who may elect to exchange their Legacy contract for an American Legacy Shareholder's Advantage ("Shareholder's Advantage") variable annuity contract offered through Lincoln National Variable Annuity Account H. In order to qualify for this offer, the contract value in your Legacy contract must be at least $200,000, your Legacy contract must not be subject to surrender charges (in other words, you must not have made a purchase payment in the last seven years), and the contractowner and annuitant must be under age 81.

Fees and Charges. If you choose to purchase the Shareholder's Advantage contract, the charges and features, including the sales charges, of this annuity contract are described in the Shareholder's Advantage prospectus. The charts below provide a brief comparison of those fees and charges that differ between the Legacy and Shareholder's Advantage contracts. You should refer to the Legacy and Shareholder's Advantage prospectuses for a complete explanation of the fees and charges.

----------------------------------------------------------------------------------------------------------------------
                                                     Comparison
----------------------------------------------------------------------------------------------------------------------
           Fees and Charges                        Legacy I                       Shareholder's Advantage
---------------------------------------- ----------------------------- -----------------------------------------------
Maximum Surrender Charge                              0%                                    N/A
---------------------------------------- ----------------------------- ----------------------- -----------------------
Maximum Sales Charge (as a percentage                N/A                 Owner's Investment         Sales Charge
                                                                         ------------------         ------------
of gross purchase payments) If you                                     Under $25,000                   5.75%
exchange your contract, the contract                                   $25,000-$49,999                 5.00%
value from your Legacy contract will                                   $50,000-$99,999                 4.50%
be treated as a gross purchase payment.                                $100,000-$249,999               3.50%
                                                                       $250,000-$499,999               2.50%
                                                                       $500,000-$749,999               2.00%
                                                                       $750,000-$999,999               1.50%
                                                                       $1,000,000 or greater           1.00%
---------------------------------------- ----------------------------- ----------------------- -----------------------
Annual Contract Fee                                  $35                                   $20(1)
---------------------------------------- ----------------------------- -----------------------------------------------
Mortality & Expense Risk (as a                     1.40%(2)                               0.80%(3)
percentage of average daily net assets
in the subaccounts)
---------------------------------------- ----------------------------- -----------------------------------------------
Administrative Charge (as a percentage               N/A                                   0.10%
of average daily net assets in the
subaccounts)
---------------------------------------- ----------------------------- -----------------------------------------------
12b-1 fees (assessed by the underlying               N/A                                   0.25%
funds as percentage of fund assets)
---------------------------------------- ----------------------------- -----------------------------------------------



----------------------------------------------------------------------------------------------------------------------
                                                     Comparison
----------------------------------------------------------------------------------------------------------------------
           Fees and Charges                       Legacy II                       Shareholder's Advantage
---------------------------------------- ----------------------------- -----------------------------------------------
Maximum Surrender Charge                              0%                                    N/A
---------------------------------------- ----------------------------- ----------------------- -----------------------
Maximum Sales Charge (as a percentage                N/A                 Owner's Investment         Sales Charge
                                                                         ------------------         ------------
of gross purchase payments) If you                                     Under $25,000                   5.75%
exchange your contract, the contract                                   $25,000-$49,999                 5.00%
value from your Legacy contract will                                   $50,000-$99,999                 4.50%
be treated as a gross purchase payment.                                $100,000-$249,999               3.50%
                                                                       $250,000-$499,999               2.50%
                                                                       $500,000-$749,999               2.00%
                                                                       $750,000-$999,999               1.50%
                                                                       $1,000,000 or greater           1.00%
---------------------------------------- ----------------------------- -----------------------------------------------
Annual Contract Fee                                  $35                                   $20(1)
---------------------------------------- ----------------------------- -----------------------------------------------
Mortality & Expense Risk (as a                     1.40%(2)                               0.80%(3)
percentage of average daily net assets
in the subaccounts)
---------------------------------------- ----------------------------- -----------------------------------------------
Administrative Charge (as a percentage              0.10%                                  0.10%
of average daily net assets in the
subaccounts)
---------------------------------------- ----------------------------- -----------------------------------------------
12b-1 fees (assessed by the underlying               N/A                                   0.25%
funds as percentage of fund assets)
---------------------------------------- ----------------------------- -----------------------------------------------

(1)We waive the annual contract fee if your contract value is $50,000 or more at the end of the year. We also waive the contract fee after the fifteenth contract year.
(2)Assuming the Enhanced Guaranteed Minimum Death Benefit is in effect. If the Guaranteed Minimum Death Benefit is in effect, the mortality & expense risk charge is 1.25%.
(3)Assuming the Enhanced Guaranteed Minimum Death Benefit is in effect. If the Guarantee of Principal Death Benefit is in effect, the mortality & expense risk charge is 0.65%. The Estate Enhancement Benefit Rider may be purchased with a mortality and expense risk charge of 1.00%.

An exchange is suitable only for contractowners who expect to hold their contracts as long term investments. The exchange will be made on the basis of relative net asset values of the contracts to be exchanged except for the following sales charge. At the time of your exchange into Shareholder's Advantage, we will impose a sales charge as set forth in the above table on the contract value from your Legacy contract. Since you must have a contract value of at least $200,000 to participate in the exchange, the sales charge on the exchanged contract value will not exceed 3.5%. If your Legacy contract value is $250,000 or greater, your sales charge may be less than 3.5%.

We will also assess a sales charge on each additional gross purchase payment you make (as a percentage of that purchase payment) under the Shareholder's Advantage contract in accordance with the above table. See also the Shareholder's Advantage contract. In no event will the sales load exceed 9% of the total purchase payments made to the Shareholder's Advantage contract.

You should only exchange your Legacy contract if you will hold the Shareholder's Advantage long enough that the additional sales charge(s) and 12b-1 fees assessed under Shareholder's Advantage will be outweighed by the other benefits of Shareholder's Advantage (such as a lower mortality & expense risk fee than the Legacy contract).

Death Benefits. It is important to understand that Shareholder's Advantage death benefit provisions are different than the Legacy death benefit provisions. The death benefits may be received by different people under the two types of contracts and the death benefits may be calculated in a different method. If a potential death benefit in excess of the contract value exists on the Legacy contract, it will not carry over to the Shareholder's Advantage contract. Please study your Legacy contract and the Shareholder's Advantage contract and discuss the death benefits with your registered representative to make sure Shareholder's Advantage is suitable for you, given your planning and investment needs, financial status and retirement goals. Make sure that you understand the different options and the potential death benefit value in your Legacy contract prior to exchanging. Under certain circumstances, it is possible that the potential death benefit value in your Legacy contract may be greater than it would be under the Shareholder's Advantage contract.

Fixed Account. There are also important differences between the fixed accounts of the Legacy contracts and the Shareholder's Advantage contract. The Shareholder's Advantage contract has a guaranteed minimum interest rate of 1.5% for contract value in the fixed account, whereas the Legacy contracts have a guaranteed minimum interest rate of 4.0% (this rate decreases to 3.5% after the tenth contract year). In addition, under the Shareholder's Advantage contract, an interest adjustment may apply to surrenders, withdrawals, and transfers from the fixed account. There is no interest adjustment under the Legacy contracts.

Joint Owners. Under Shareholder's Advantage, only one joint owner is allowed. If you have multiple joint owners under your Legacy contract, you should consult with your tax adviser to understand the implications of changing from Legacy to Shareholder's Advantage.

Cancellation of Exchange. You may cancel the Shareholder's Advantage contract for any reason within ten days (in some states longer) of receipt of the contract in accordance with the terms of the Return privilege discussed in the Shareholder's Advantage prospectus. Depending on the state your contract was written in, you may assume the investment risk on any value in the subaccounts during this period. Upon cancellation, the contract value (or gross purchase payments in some states) will be returned to the Legacy contract you previously owned. We also will return the sales charge we deducted at the time of exchange.

The Shareholder's Advantage prospectus contains additional information about the Shareholder's Advantage variable annuity. We encourage you to read the Shareholder's Advantage prospectus prior to making a final decision to exchange your Legacy contract into a Shareholder's Advantage contract. You need to carefully evaluate your personal financial situation to decide whether to accept or reject this exchange offer. This exchange offer is not intended for all owners and in certain circumstances may not be in your best interest. If you have any questions or are interested in exchanging your Legacy contract pursuant to the terms outlined in the Supplement, please contact your registered representative. This offer may not be available in all states; please check with your registered representative for availability.



  Please keep this Supplement with your Shareholder's Advantage prospectus and retain it for future reference.